Summary of Significant Accounting Policies - Schedule of Basic and Diluted Net Loss Per Common Stock (Details) - USD ($)	3 Months Ended				9 Months Ended				12 Months Ended
	Sep. 30, 2024		Sep. 30, 2023		Sep. 30, 2024		Sep. 30, 2023		Dec. 31, 2023		Dec. 31, 2022
Redeemable [Member]
Numerator:
Allocation of net income (loss)	$ 362,262				$ 1,105,677				$ (12,385)
Denominator:
Basic weighted average shares outstanding	6,900,000				6,900,000				71,429
Diluted weighted average shares outstanding	6,900,000				6,900,000				71,429
Basic net income (loss) per share of Common Stock	$ 0.05				$ 0.16				$ (0.17)
Diluted net income (loss) per common stock	$ 0.05				$ 0.16				$ (0.17)
Non-redeemable [Member]
Numerator:
Allocation of net income (loss)	$ 103,271		$ (137,134)		$ 315,198		$ (301,986)		$ (296,407)		$ (181,003)
Denominator:
Basic weighted average shares outstanding	1,967,000		1,680,000		1,967,000		1,680,000		1,709,423		1,708,000
Diluted weighted average shares outstanding	1,967,000	[1]	1,680,000	[1]	1,967,000	[1]	1,680,000	[1]	1,764,192	[2]	1,708,000	[2]
Basic net income (loss) per share of Common Stock	$ 0.05		$ (0.08)		$ 0.16		$ (0.18)		$ (0.17)		$ (0.11)
Diluted net income (loss) per common stock	$ 0.05		$ (0.08)		$ 0.16		$ (0.18)		$ (0.17)		$ (0.11)

[1]	As of September 30, 2023, excludes an aggregate of 252,000 Founder Shares subject to forfeiture by the initial stockholder to the extent that the underwriters’ over-allotment option is not exercised in full. On December 29, 2023, the underwriters partially exercised their over-allotment option for an additional 800,000 Units, reducing the Founder Shares subject to forfeiture to 32,200. On February 12, 2024, the remainder of the over-allotment option to purchase 115,000 Units expired and the 32,200 Founder Shares were forfeited, resulting in the Sponsor holding an aggregate of 1,932,000 Founder Shares (Note 6).
[2]	Excludes an aggregate of 32,200 and 256,200 shares of common stock subject to forfeiture, at December 31, 2023 and 2022, respectively, by the initial stockholder to the extent that the underwriters’ over-allotment option is not exercised in full (Note 6).